Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1]	$ 939,470	$ 533,860	$ 33,540	$ 15,890	$ 547,000	$ 2,180	$ 14,660	$ 2,086,600
Cerro Vanguardia [Member]
Total	[2]	51,760	60,040	8,550				7,150	127,500
Quebradona [Member]
Total	[2]	1,310		230					1,530
AGA Mineração [Member]
Total	[2]	165,780	13,870	10					179,650
Sunrise Dam [Member]
Total	[2]	89,280	23,020	660					112,960
Tropicana [Member]
Total	[2]	167,470	53,850	1,260					222,580
Nevada [Member]
Total	[2]			530					530
Sukari [Member]
Total	[2]	18,970	44,250	10		547,000			610,230
EDX [Member]
Total		130		320					450
Iduapriem [Member]
Total	[2]	112,450	120,330	340	15,890				249,020
Obuasi [Member]
Total	[2]	800	43,010	1,820			2,050	530	48,210
Siguiri [Member]
Total	[2]	51,030	61,640	210				3,310	116,180
Geita [Member]
Total	[2]	279,280	113,850	19,600			130	3,670	416,530
AngloGold Ashanti (Pty) Ltd. [Member]
Total	[2]	470							470
AngloGold Holdings plc [Member]
Total	[2]	750							750
Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member] | Cerro Vanguardia [Member]
Total	[2]	51,760							51,760
Secretariat of Mining of Santa Cruz [Member] | Cerro Vanguardia [Member]
Total	[2]		19,350						19,350
Fomicruz - Fomento Minero de Santa Cruz S.E. (state company; minority shareholder in CVSA) [Member] | Cerro Vanguardia [Member]
Total	[2]		40,690	30					40,720
Fondo Fiduciario UniRSE [Member] | Cerro Vanguardia [Member]
Total	[2]							5,320	5,320
Development Agency [Member] | Cerro Vanguardia [Member]
Total	[2]							1,830	1,830
Agricultural Council of Santa Cruz [Member] | Cerro Vanguardia [Member]
Total	[2]			8,520					8,520
Secretary of Finance [Member] | Quebradona [Member]
Total	[2]	240							240
Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member] | Quebradona [Member]
Total	[2]	110							110
Superintendency of Notaries and Registry [Member] | Quebradona [Member]
Total	[2]	630							630
Colombian National Mining Agency (ANM - Agencia Nacional de Minería) [Member] | Quebradona [Member]
Total	[2]			230					230
Secretary of the Treasury [Member] | Quebradona [Member]
Total	[2]	160							160
Finance Ministry of Antioquia [Member] | Quebradona [Member]
Total	[2]	160							160
Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member] | AGA Mineração [Member]
Total	[2]	165,670							165,670
Municipal Government of Nova Lima [Member] | AGA Mineração [Member]
Total	[2]	100		10					110
Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member] | AGA Mineração [Member]
Total	[2]		13,870						13,870
Department of Energy, Mines, Industry Regulation and Safety [Member] | Sunrise Dam [Member]
Total	[2]		23,020	600					23,620
Department of Energy, Mines, Industry Regulation and Safety [Member] | Tropicana [Member]
Total	[2]		53,850	1,200					55,050
Australian Taxation Office [Member] | Sunrise Dam [Member]
Total	[2]	89,280							89,280
Australian Taxation Office [Member] | Tropicana [Member]
Total	[2]	167,470							167,470
Department of Water and Environment Regulation [Member] | Sunrise Dam [Member]
Total	[2]			60					60
Department of Water and Environment Regulation [Member] | Tropicana [Member]
Total	[2]			70					70
Bureau of Land Management [Member] | Nevada [Member]
Total	[2]			310					310
U.S. Geological Survey National Center [Member] | Nevada [Member]
Total	[2]			100					100
Nevada Division of Environmental Protection [Member] | Nevada [Member]
Total	[2]			120					120
Egyptian Mineral Resources and Mining Industries Authority (MRMIA) [Member] | Sukari [Member]
Total	[2]		44,250	10		$ 547,000			591,260
Egyptian Mineral Resources and Mining Industries Authority (MRMIA) [Member] | EDX [Member]
Total				320					320
Egyptian Tax Authority - Large Taxpayers Center [Member] | Sukari [Member]
Total	[2]	17,070							17,070
Egyptian Tax Authority - Tax office of Joint-Stock Companies [Member] | Sukari [Member]
Total	[2]	350							350
Egyptian Tax Authority - Tax office of Joint-Stock Companies [Member] | EDX [Member]
Total		60							60
International Tax Agreement Center [Member] | Sukari [Member]
Total	[2]	1,560							1,560
International Tax Agreement Center [Member] | EDX [Member]
Total		70							70
Ghana Revenue Authority (GRA) [Member] | Iduapriem [Member]
Total	[2]	112,450	120,330		$ 15,890				248,680
Ghana Revenue Authority (GRA) [Member] | Obuasi [Member]
Total	[2]		43,010						43,010
Tarkwa Nsuaem Municipal Assembly [Member] | Iduapriem [Member]
Total	[2]			340					340
Minerals Commission of Ghana [Member] | Obuasi [Member]
Total	[2]			1,400			40		1,440
Obuasi East Municipal Assembly [Member] | Obuasi [Member]
Total	[2]	800							800
Ministry of Lands and Natural Resources [Member] | Obuasi [Member]
Total	[2]							530	530
Office of Stool Lands Administrator [Member] | Obuasi [Member]
Total	[2]			110					110
Ministry of Defence [Member] | Obuasi [Member]
Total	[2]						2,010		2,010
Ghana Armed Forces [Member] | Obuasi [Member]
Total	[2]			310					310
Rural Municipality of Kintinian [Member] | Siguiri [Member]
Total	[2]							730	730
Urban Municipality of Siguiri [Member] | Siguiri [Member]
Total	[2]							450	450
Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member] | Siguiri [Member]
Total	[2]		59,020	210					59,230
Directorate General of Taxes (DGI - Direction Générale des Impôts) [Member] | Siguiri [Member]
Total	[2]	51,030							51,030
Mignada District [Member] | Siguiri [Member]
Total	[2]							190	190
Fatoya District [Member] | Siguiri [Member]
Total	[2]							740	740
Balato District [Member] | Siguiri [Member]
Total	[2]							690	690
Saraya District [Member] | Siguiri [Member]
Total	[2]							140	140
Linkékoro Village [Member] | Siguiri [Member]
Total	[2]							370	370
Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member] | Siguiri [Member]
Total	[2]		2,610						2,610
Geita District and Town Councils [Member] | Geita [Member]
Total	[2]	4,560					$ 130	$ 3,670	9,710
Inspector General of Police [Member] | Geita [Member]
Total	[2]			2,040					2,040
Lake Victoria Basin Water Board [Member] | Geita [Member]
Total	[2]			180					180
Ministry of Minerals [Member] | Geita [Member]
Total	[2]		$ 113,850	960					114,810
Tanzania Electric Supply Company Limited (TANESCO) [Member] | Geita [Member]
Total	[2]			14,580					14,580
Tanzania Forest Services (TFS) [Member] | Geita [Member]
Total	[2]			$ 500					500
Tanzania Revenue Authority (TRA) [Member] | Geita [Member]
Total	[2]	274,730							274,730
South African Revenue Service (SARS) [Member] | AngloGold Ashanti (Pty) Ltd. [Member]
Total	[2]	470							470
His Majesty's Revenue and Customs (HMRC) [Member] | AngloGold Holdings plc [Member]
Total	[2]	$ 750							$ 750

[1]	When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was ARS 1,246.73 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was COP 4,051.64 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was BRL 5.59 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was AUD 1.55 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GBP 0.76 : USD 1.00.
When payments were m ade in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was EGP 49.19 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GHS 12.47 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GNF 8,638.01 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2025 to 31 December 2025 was ZAR 17.86 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was TZS 2,533.94 : USD 1.00.

[2]
When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was ARS 1,246.73 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was COP 4,051.64 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was BRL 5.59 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was AUD 1.55 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GBP 0.76 : USD 1.00.
When payments were made in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was EGP 49.19 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GHS 12.47 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was GNF 8,638.01 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2025 to 31 December 2025 was ZAR 17.86 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2025 to 31 December 2025 was TZS 2,533.94 : USD 1.00.